Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current
Bank borrowings - secured		¥ 19,876
Bank borrowings - non-secured	¥ 8,621
Other borrowings - secured	4,296
Non-current borrowings, total	12,917	19,876
Current
Bank borrowings - secured	94,189	77,130
Bank borrowings - non-secured	15,874
Other borrowings - secured	17,407
Current borrowings, total	127,470	77,130
Borrowings, total	¥ 140,387	¥ 97,006
Effective interest rate on the borrowings	6.07%	6.67%